Putnam ESG High Yield ETF
The fund's portfolio
1/31/24 (Unaudited)

CORPORATE BONDS AND NOTES (82.6%)(a)
	Principal amount	Value
Advertising and marketing services (0.7%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	$320,000	$277,423
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31	210,000	219,990
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	280,000	268,017

		765,430
Basic materials (9.7%)
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	415,000	425,677
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	805,000	715,355
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	720,000	667,766
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	495,000	504,845
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	480,000	500,211
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	350,000	312,510
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)	970,000	948,923
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)	520,000	514,403
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	1,040,000	929,203
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)	800,000	673,878
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	185,000	162,800
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	510,000	457,711
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	485,000	416,383
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	490,000	454,473
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28	315,000	333,262
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28	820,000	748,414
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	250,000	207,500
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	440,000	408,575
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	315,000	286,132
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26	200,000	193,000
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	435,000	374,126
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	490,000	432,624
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	140,000	133,872
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31	270,000	274,050
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	320,000	282,154

		11,357,847
Broadcasting (3.2%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	505,000	522,169
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	35,000	22,575
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31	660,000	516,570
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	470,000	291,158
iHeartCommunications, Inc. 144A company guaranty sr. notes 4.75%, 1/15/28	70,000	52,325
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	665,000	647,647
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28	295,000	270,208
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	320,000	275,200
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	300,000	250,110
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	235,000	213,405
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	200,000	190,000
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	175,000	171,294
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28	35,000	35,615
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30	315,000	308,827

		3,767,103
Building materials (0.6%)
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	385,000	375,402
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	345,000	296,800

		672,202
Capital goods (8.7%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 8.25%, 4/15/31	185,000	195,378
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29	810,000	656,482
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)	260,000	194,345
Ball Corp. company guaranty sr. unsec. notes 2.875%, 8/15/30	640,000	545,464
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)	355,000	380,294
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	250,000	247,854
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30	460,000	472,199
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31	245,000	261,299
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	315,000	314,766
Clarios Global LP 144A sr. notes 6.75%, 5/15/28	50,000	50,664
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31	770,000	780,058
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30	270,000	273,375
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	785,000	675,126
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	155,000	159,627
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	765,000	692,447
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	270,000	248,103
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	395,000	350,993
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29	110,000	93,046
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	320,000	321,622
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	495,000	493,643
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28	85,000	86,913
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	365,000	383,250
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29	770,000	707,740
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	730,000	668,360
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30	405,000	425,072
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29	90,000	97,513
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	175,000	165,375
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	175,000	162,390

		10,103,398
Commercial and consumer services (1.9%)
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	720,000	620,261
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	355,000	317,596
GTCR W-2 Merger Sub, LLC 144A sr. notes 7.50%, 1/15/31	265,000	275,287
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	410,000	391,636
Sabre GLBL, Inc. 144A company guaranty sr. sub. notes 11.25%, 12/15/27	200,000	200,250
Sabre GLBL, Inc. 144A company guaranty sr. sub. notes 8.625%, 6/1/27	60,000	56,100
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	400,000	390,200

		2,251,330
Communication services (5.5%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)	820,000	736,879
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	245,000	204,394
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	565,000	525,328
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	840,000	746,430
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	80,000	67,644
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	405,000	347,393
Connect Finco SARL/Connect US Finco, LLC 144A company guaranty sr. notes 6.75%, 10/1/26 (Luxembourg)	200,000	195,467
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29	220,000	223,461
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	800,000	687,268
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	300,000	158,787
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	355,000	337,495
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28	70,000	47,091
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	460,000	442,442
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	250,000	256,098
SBA Communications Corp. sr. unsec. sub. notes 3.875%, 2/15/27(R)	490,000	465,500
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	360,000	314,967
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31	220,000	165,000
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)	600,000	536,100

		6,457,744
Consumer (0.5%)
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	560,000	537,600

		537,600
Consumer staples (5.8%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	520,000	464,771
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	360,000	344,065
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	400,000	388,025
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	335,000	323,720
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 8.00%, 2/15/31	290,000	289,391
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	325,000	293,820
Chobani, LLC/ Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29	40,000	40,499
Coty, Inc. 144A company guaranty sr. notes 4.75%, 1/15/29	550,000	524,260
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29	150,000	137,259
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	245,000	220,267
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	560,000	507,024
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	465,000	456,597
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 5.00%, 12/1/29	380,000	300,307
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 4.625%, 12/1/26	220,000	197,864
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	615,000	611,199
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30	275,000	250,944
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	265,000	238,436
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	210,000	197,677
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	490,000	491,171
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	180,000	188,550
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	245,000	233,686

		6,699,532
Energy (oil field) (0.7%)
Kodiak Gas Services, LLC 144A sr. unsec. notes 7.25%, 2/15/29	35,000	35,419
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	300,000	294,791
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	250,000	248,532
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	220,000	219,846

		798,588
Entertainment (1.8%)
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	320,000	308,400
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	365,000	336,713
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29	175,000	183,094
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	160,000	161,000
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30	155,000	161,543
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	370,000	397,426
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	275,000	272,213
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	320,000	326,400

		2,146,789
Financials (5.6%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	450,000	454,770
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	390,000	431,521
Aretec Escrow Issuer 2, Inc. 144A company guaranty sr. unsec. notes 10.00%, 8/15/30	315,000	340,207
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	190,000	176,856
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	330,000	346,502
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	70,000	77,525
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	50,000	54,688
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26	315,000	313,717
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	285,000	273,720
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	100,000	103,023
goeasy, Ltd. 144A company guaranty sr. unsec. notes 9.25%, 12/1/28 (Canada)	360,000	382,400
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	635,000	653,204
HUB International, Ltd. 144A sr. unsec. notes 7.375%, 1/31/32	85,000	87,048
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	290,000	292,080
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)	125,000	111,890
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	80,000	78,626
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	325,000	300,812
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29	115,000	105,986
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	225,000	223,164
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	375,000	345,646
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	25,000	23,741
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	160,000	162,181
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	245,000	244,142
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	245,000	226,688
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29	295,000	303,836
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	200,000	197,242
USI, Inc./NY 144A sr. unsec. notes 7.50%, 1/15/32	160,000	162,400

		6,473,615
Gaming and lottery (5.3%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	805,000	739,496
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32	55,000	55,608
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	480,000	493,272
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	910,000	831,847
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29	725,000	666,282
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29	685,000	632,262
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31	55,000	57,230
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	520,000	533,983
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	635,000	612,966
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	530,000	498,200
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	210,000	188,475
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	495,000	465,313
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	45,000	43,976
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	220,000	226,325
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	180,000	170,047

		6,215,282
Health care (7.4%)
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	165,000	142,735
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	330,000	315,862
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	320,000	283,200
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	225,000	204,469
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32	120,000	125,531
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	45,000	44,353
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	165,000	152,424
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	260,000	215,260
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	570,000	578,550
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	250,000	226,840
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	605,000	558,042
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	625,000	558,289
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29	875,000	792,228
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29	245,000	228,440
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29	315,000	287,456
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28	290,000	265,335
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30	165,000	157,187
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	325,000	285,210
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	400,000	390,500
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	245,000	213,640
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	160,000	142,418
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	650,000	631,161
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26	325,000	322,110
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	235,000	218,158
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30	330,000	329,877
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	705,000	773,738
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)	200,000	216,000

		8,659,013
Homebuilding (1.1%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	302,000	272,933
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28	405,000	427,560
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	10,000	7,428
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27	105,000	104,089
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	300,000	285,733
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	165,000	163,802

		1,261,545
Lodging/Tourism (2.1%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	80,000	83,194
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30	145,000	159,209
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	350,000	344,821
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)	380,000	415,705
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	430,000	407,610
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30	240,000	231,316
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	410,000	402,351
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	355,000	350,683

		2,394,889
Media (0.2%)
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	295,000	270,105

		270,105
Oil and gas (10.1%)
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	260,000	267,710
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30	155,000	147,802
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	485,000	415,993
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	295,000	305,110
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	235,000	247,560
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	475,000	472,134
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	305,000	304,981
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30	35,000	37,330
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	140,000	147,240
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	475,000	504,974
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	240,000	207,973
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	325,000	298,431
CQP Holdco LP/BIP-V Chinook Holdco, LLC 144A sr. sub. notes 5.50%, 6/15/31	565,000	527,116
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	385,000	382,113
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	505,000	499,150
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 8.25%, 1/15/32	95,000	97,445
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	445,000	437,104
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	120,000	125,164
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	320,000	309,633
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	240,000	236,862
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	183,000	181,640
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	250,000	245,955
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	445,000	414,311
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)	265,000	275,730
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	400,000	410,190
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	335,000	334,548
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	75,000	75,000
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	250,000	241,594
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	485,000	473,554
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	170,000	158,100
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	185,000	177,138
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	70,000	71,652
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	120,000	120,008
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	260,000	268,731
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	152,000	157,521
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	210,000	219,450
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	195,000	195,155
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	245,000	257,649
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	265,000	281,440
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	435,000	439,279
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	225,000	227,405
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 7.375%, 11/1/31	175,000	180,839
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	435,000	428,044

		11,806,758
Publishing (1.1%)
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	425,000	402,186
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	330,000	306,075
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	655,000	602,109

		1,310,370
Retail (1.7%)
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	165,000	162,569
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	320,000	330,800
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	240,000	243,156
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	280,000	253,400
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29	280,000	270,671
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30	115,000	121,888
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	655,000	551,019

		1,933,503
Technology (6.6%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	160,000	140,600
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	645,000	576,864
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	255,000	220,272
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	395,000	395,700
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29	330,000	336,230
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29	235,000	219,382
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	775,000	723,643
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	235,000	203,552
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	50,000	39,750
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	605,000	540,708
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30	135,000	140,048
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	315,000	319,725
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	815,000	758,887
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28	110,000	100,519
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	285,000	292,125
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	485,000	417,100
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)	185,000	212,534
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	105,000	86,112
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	480,000	433,200
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	295,000	260,051
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	400,000	361,401
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	365,000	369,106
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	675,000	599,745

		7,747,254
Textiles (0.9%)
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	540,000	483,300
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	640,000	553,824

		1,037,124
Transportation (0.5%)
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	540,000	536,663

		536,663
Utilities and power (0.9%)
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	340,000	308,453
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	200,000	223,000
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	565,000	539,512

		1,070,965

Total corporate bonds and notes (cost $94,002,983)		$96,274,649

SENIOR LOANS (5.2%)(a)(c)
	Principal amount	Value
Basic materials (0.8%)
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.476%, 2/4/26	$312,730	$299,908
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.467%, 4/3/28	585,414	584,073
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.448%, 4/3/28	104,475	104,240

		988,221
Capital goods (0.4%)
Filtration Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.697%, 10/19/28	153,838	153,905
Filtration Group Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.947%, 10/19/28	194,503	194,308
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.701%, 6/15/28	78,958	78,285

		426,498
Communication services (0.2%)
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.83%, 8/2/29	204,068	203,813

		203,813
Consumer cyclicals (1.4%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 9.074%, 8/21/26	288,501	285,051
CMG Media Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.948%, 12/17/26	262,296	242,666
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.498%, 2/19/29	134,714	134,664
iHeartCommunications, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 8.447%, 5/1/26	100,000	87,477
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.86%, 4/15/28	173,753	142,509
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.423%, 4/11/29	362,263	332,412
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.183%, 1/29/28	392,346	390,059

		1,614,838
Consumer staples (0.3%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.183%, 11/18/29	55,000	50,703
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.087%, 12/15/27	158,788	158,346
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.824%, 12/17/28	262,735	194,715

		403,764
Energy (0.1%)
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.348%, 12/31/30	90,232	90,078

		90,078
Technology (1.3%)
Boxer Parent Co., Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.583%, 12/8/28	45,000	45,023
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.948%, 3/30/29	626,175	614,046
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.447%, 12/1/27	153,558	153,578
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 6.25%), 11.56%, 8/31/29	85,000	84,915
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.083%, 10/5/28	287,021	283,074
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.25%), 10.68%, 5/3/27	60,000	59,953
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.68%, 5/3/26	316,768	316,701

		1,557,290
Transportation (0.7%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.329%, 4/20/28	651,667	666,779
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.869%, 6/4/29	140,000	139,738

		806,517

Total senior loans (cost $6,101,127)		$6,091,019

CONVERTIBLE BONDS AND NOTES (1.0%)(a)
	Principal amount	Value
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	$180,000	$158,184
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	186,000	165,782
Match Group Financeco 3, Inc. 144A company guaranty cv. sr. unsec. notes 2.00%, 1/15/30	205,000	182,061
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	125,000	147,418
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	99,000	142,956
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	208,000	170,300
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	190,000	169,813

Total convertible bonds and notes (cost $1,138,895)		$1,136,514

COMMON STOCKS (0.2%)(a)
	Shares	Value
EQT Corp.	5,120	$181,248

Total common stocks (cost $151,367)		$181,248

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Chart Industries, Inc. $3.375 cv. pfd.	2,927	$146,350

Total convertible preferred stocks (cost $165,813)		$146,350

SHORT-TERM INVESTMENTS (10.3%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 5.06%(AFF)	11,988,235	$11,988,235

Total short-term investments (cost $11,988,235)		$11,988,235
TOTAL INVESTMENTS

Total investments (cost $113,548,420)		$115,818,015

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 41 Index	B+/P	$(172,272)	$5,659,830	$312,140	12/20/28	500 bp — Quarterly	$169,682

	Total		$(172,272)					$169,682
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $116,502,419.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/24
Short-term investments
	Putnam Government Money Market Fund Class P†	$2,103,840	$26,174,451	$16,290,056	$193,954	$11,988,235

	Total Short-term investments	$2,103,840	$26,174,451	$16,290,056	$193,954	$11,988,235
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $462,777 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$181,248	$—	$—

Total common stocks	181,248	—	—
Convertible bonds and notes	—	1,136,514	—
Convertible preferred stocks	146,350	—	—
Corporate bonds and notes	—	96,274,649	—
Senior loans	—	6,091,019	—
Short-term investments	11,988,235	—	—

Totals by level	$12,315,833	$103,502,182	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Credit default contracts	$—	$341,954	$—

Totals by level	$—	$341,954	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared credit default contracts (notional)	$3,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com